Organization and Principal Activities (Details) - Schedule of subsidiaries	6 Months Ended
Jun. 30, 2022
Lion Financial Group Limited [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Jun. 16, 2015
Place of incorporation or establishment	British Virgin Islands
Ownership interest	100.00%
Principal activities	Investment holding
Lion Wealth Management Limited [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Feb. 16, 2017
Place of incorporation or establishment	British Virgin Islands
Ownership interest	100.00%
Principal activities	Investment holding
Lion International Securities Group Limited [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Securities brokerage
Lion Futures Limited [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Futures brokerage
Lion Investment (Hong Kong) Limited (F/K/A Lion Foreign Exchange Limited) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Dormant
Lion Asset Management Limited (F/K/A Lion Capital Management Limited) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Asset management
BC Wealth Management Limited [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Oct. 14, 2014
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Insurance brokerage
Lion Wealth Limited [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Oct. 04, 2018
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Marketing and support service
Lion Brokers Limited [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	May 02, 2017
Place of incorporation or establishment	Cayman Islands
Ownership interest	100.00%
Principal activities	Broker dealer and market maker
Lion Investment Fund SPC [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Jun. 11, 2019
Place of incorporation or establishment	Cayman Islands
Ownership interest	100.00%
Principal activities	Dormant
Lion International Financial (Singapore) Pte. LTD. [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Jul. 26, 2019
Place of incorporation or establishment	Singapore
Ownership interest	100.00%
Principal activities	Dormant
Lion Group North America Corp. (F/K/A Proficient Alpha Acquisition Corp.) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Jun. 16, 2020
Place of incorporation or establishment	Nevada, USA
Ownership interest	100.00%
Principal activities	Dormant
Lion Fintech Group Limited [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Apr. 13, 2021
Place of incorporation or establishment	British Virgin Islands
Ownership interest	100.00%
Principal activities	Investment holding
Royal Lion Investment Limited [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Apr. 13, 2021
Place of incorporation or establishment	Cayman Islands
Ownership interest	70.00%
Principal activities	Investment holding
Royal Lion Middle East DMCC [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Apr. 13, 2021
Place of incorporation or establishment	Dubai
Ownership interest	70.00%
Principal activities	Trading in crypto-commodities
Lion NFT Limited [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	May 07, 2021
Place of incorporation or establishment	British Virgin Islands
Ownership interest	90.00%
Principal activities	Investment and innovation in digital assets
Flying Lion Limited [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Jun. 17, 2021
Place of incorporation or establishment	Cayman Islands
Ownership interest	70.00%
Principal activities	Investment and innovation in digital assets
Lion Group (Hangzhou) Investment Limited [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	May 07, 2021
Place of incorporation or establishment	China
Ownership interest	100.00%
Principal activities	Technology development, consulting, conference and exhibition services
Aquarius Sponsor Ltd. [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Apr. 12, 2021
Place of incorporation or establishment	British Virgin Islands
Ownership interest	51.00%
Principal activities	Investment holding
Aquarius II Sponsor Ltd/ [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	May 04, 2021
Place of incorporation or establishment	British Virgin Islands
Ownership interest	51.00%
Principal activities	Investment holding
Aquarius I Acquisition Corp. [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Apr. 15, 2021
Place of incorporation or establishment	Cayman Islands
Ownership interest	51.00%
Principal activities	Special purpose acquisition company
Aquarius II Acquisition Corp. [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	May 05, 2021
Place of incorporation or establishment	Cayman Islands
Ownership interest	51.00%
Principal activities	Special purpose acquisition company
Lion Metaverse Limited [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Oct. 26, 2021
Place of incorporation or establishment	British Virgin Islands
Ownership interest	50.00%
Principal activities	Technology development
Lion Multi-Series Fund SPC [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Dec. 03, 2021
Place of incorporation or establishment	Cayman Islands
Ownership interest	100.00%
Principal activities	Assets management
Lion Silver Capital Limited [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Feb. 24, 2022
Place of incorporation or establishment	British Virgin Islands
Ownership interest	51.00%
Principal activities	Assets management